Accounts Payable and Other Current Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued liabilities	$ 606	$ 557
Accounts payable	249	232
Accrued interest	123	116
Environmental liabilities (Note 21)	34	33
Regulatory liabilities (Note 13)	10	66
Lease obligations (Note 23)	12	11
Derivative liabilities (Note 18)	8	11
Total	$ 1,042	$ 1,026